SUBSEQUENT EVENTS (Details) - Subsequent Event £ in Billions, $ in Billions			1 Months Ended
	Jul. 31, 2025 USD ($)	Jul. 31, 2025 GBP (£)	Aug. 11, 2025
Subsequent Event [Line Items]
Stock split			1.5
Just Group plc
Subsequent Event [Line Items]
Cash consideration transferred	$ 3.2	£ 2.4